STOCK-BASED COMPENSATION - ESPP Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	5 Months Ended	12 Months Ended
	Feb. 03, 2017	Feb. 02, 2018	Feb. 03, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the issuance of DHI Group Common Stock		$ 0	$ 4,422
VMWare Employee Stock Purchase Plan | Employee stock - ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the issuance of DHI Group Common Stock	$ 60	$ 65
Stock issued during period (in shares)	1.5	0.9
Weighted-average price per share (in dollars per share)	$ 40.65	$ 72.40